LOANS, NET, Maturity and Payment Due for Gross Direct Loans (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Outstanding loans [Abstract]
Direct loans, gross	S/ 141,244,490	S/ 140,854,380
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	5,945,779	5,562,439
Total	147,190,269	146,416,819
From 1 to 3 Months [Member]
Outstanding loans [Abstract]
Direct loans, gross	34,192,006	28,165,353
From 3 Months to 1 Year [Member]
Outstanding loans [Abstract]
Direct loans, gross	35,338,442	35,930,674
From 1 to 3 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	29,576,654	36,354,113
From 3 to 5 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	11,572,896	9,327,203
From 5 to 15 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	27,144,332	26,926,208
More than 15 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	3,420,160	4,150,829
Overdue Up to 90 Days [Member]
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	1,264,436	1,353,655
Over 90 Days [Member]
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	S/ 4,681,343	S/ 4,208,784